Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2025 and up through May 15, 2025, the issuance date of these unaudited interim condensed consolidated financial statements.

Lease commitment

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The right-of-use assets relate to leases of office premises and a dormitory for employees in the PRC and the laboratory in Taiwan.

The recognized operating lease ROU assets and lease liabilities as follows:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Operating lease ROU asset	180,851	126,740

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Operating lease liabilities
Current portion	138,357	62,211
Non-current portion	44,472	64,529
Total	182,829	126,740

As of March 31, 2025, future minimum lease payments under the non-cancellable operating leases are as follows:

Future payment	US$
2025	59,945
2026	93,088
2027	33,685
2028	-
2029	-
Thereafter	-
Total future lease payment	186,718
Less: imputed interest	(3,889)
Present value of operating lease liabilities	182,829
Operating lease liabilities, current portion	138,357
Operating lease liabilities, non-current portion	44,472

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	3.44%
Weighted average remaining lease term (years)	1.27

15. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2024 and up through October 28, 2024, the issuance date of these consolidated financial statements were available to be issued.

Lease commitment

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The right-of-use assets relate to leases of office premises and a dormitory for employees in the PRC and the laboratory in Taiwan.

The recognized operating lease ROU assets and lease liabilities as follows:

	June 30, 2024	June 30, 2023
	US$	US$
Operating lease ROU asset	126,740	235,373

	June 30, 2024	June 30, 2023
	US$	US$

Operating lease liabilities
Current portion	62,211	216,567
Non-current portion	64,529	18,806
Total	126,740	235,373

As of June 30, 2024, future minimum lease payments under the non-cancellable operating leases are as follows:

Future payment	US$
2025	66,074
2026	33,282
2027	33,282
2028	-
2029	-
Thereafter	-
Total future lease payment	132,638
Less: imputed interest	(5,898)
Present value of operating lease liabilities	126,740
Operating lease liabilities, current portion	62,211
Operating lease liabilities, non-current portion	64,529

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2024:

Weighted average discount rate	4.23%
Weighted average remaining lease term (years)	2.40